UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: September 30, 2011

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total:$ 305,169,883

                     30-Sep-11   TITLE                    VALUE       SHARES/        INVSTMT     VOTING

Name of Issuer                 OF CLASS      CUSIP      (x$1000)      PRN AMT        DSCRETN      AUTH

American Express                  COM      O25816109            249          5550     SOLE        SOLE
Amgen Inc                         COM      031162100           6557        119302     SOLE        SOLE
Analog Devices Inc.               COM      032654105          12351        395235     SOLE        SOLE
AT &T Inc                         COM      00206R102            390         13692     SOLE        SOLE
Bank of New York                  COM      064057102            474         25488     SOLE        SOLE
Berkshire Hathaway Inc CL A       COM      084670108            641             6     SOLE        SOLE
Berkshire Hathaway Inc CL B       COM      084670207            739         10400     SOLE        SOLE
Biogen Idec                       COM      09062X103          16858        180979     SOLE        SOLE
Boeing                            COM      097023105            200          3307     SOLE        SOLE
Bristol Myers                     COM      110122108            408         13000     SOLE        SOLE
Brown Forman CL B                 COM      115637209          12025        171440     SOLE        SOLE
Caterpillar                       COM      149123101            251          3400     SOLE        SOLE
Cognex                            COM      192422103           1466         54100     SOLE        SOLE
Charles River Labs                COM      159864107           2411         84250     SOLE        SOLE
Coca Cola Co.                     COM      191216100           1314         19450     SOLE        SOLE
Coca Cola FEMSA S A DE C          COM      191241108           9977        112445     SOLE        SOLE
Colgate Palmolive                 COM      194162103           1246         14050     SOLE        SOLE
Danaher                           COM      235851102           9090        216750     SOLE        SOLE
Disney Walt Co Del                COM      254687106            664         22014     SOLE        SOLE
ISHARE MSCI Hong Kong             COM      464286871           3931        274300     SOLE        SOLE
ISHARE MSCI Brazil                COM      464286400           3577         68775     SOLE        SOLE
Exxon Mobil Corp                  COM      30231G102           2380         32771     SOLE        SOLE
General Electric                  COM      369604103           5011        329250     SOLE        SOLE
General Mills Inc.                COM      370334104            539         14000     SOLE        SOLE
Grainger WW Inc.                  COM      384802104          13241         88548     SOLE        SOLE
Grupo Televiso                    COM      40049J206           4224        229694     SOLE        SOLE
Harley Davidson                   COM      412822108           1753         51050     SOLE        SOLE
Halozyme                          COM      40637H109           3198        520800     SOLE        SOLE
Heinz                             COM      423074103           4143         82075     SOLE        SOLE
Henry Schein Inc                  COM      806407102           7459        120289     SOLE        SOLE
Hershey Foods Corp                COM      427866108           1120         18900     SOLE        SOLE
Hewlett Packard                   COM      428236103           6050        269490     SOLE        SOLE
Home Depot                        COM      437076102            626         19053     SOLE        SOLE
Honeywell Intl Inc                COM      438516106           8966        204200     SOLE        SOLE
IBM                               COM      459200101           1709          9772     SOLE        SOLE
Idex Laboratories                 COM      45168D104           4875         70680     SOLE        SOLE
Incyte                            COM      45337C102            217         15500     SOLE        SOLE
Illinois Tool Wks                 COM      452308109           3524         84700     SOLE        SOLE
Johnson & Johnson                 COM      478160104          16137        253367     SOLE        SOLE
McDonalds Corp                    COM      580135101            404          4600     SOLE        SOLE
Merck & Co                        COM      589331107           2282         69797     SOLE        SOLE
Minn Mng & Mfg Co                 COM      604059105           9243        128751     SOLE        SOLE
Monsanto                          COM      61166W101           1899         31630     SOLE        SOLE
Mettler Toledo                    COM     5922688105           1853         13240     SOLE        SOLE
Nabors Industries                 COM      G6359F103           1832        149450     SOLE        SOLE
Neogen Corporation                COM      640491106           1295         37275     SOLE        SOLE
Novo Nordisk                      COM      670100205           6650         66825     SOLE        SOLE
Nektar                            COM      640268108           1437        296200     SOLE        SOLE
Occidental Pete Corp Cal          COM      674599105           5933         82980     SOLE        SOLE
Pepsico                           COM      713448108           1048         16927     SOLE        SOLE
Power Shares Global Energy        COM      73936T615           1959        223394     SOLE        SOLE
PowerSharesGolden Dragon          COM      73935X401           2436        126075     SOLE        SOLE
Proctor & Gamble                  COM      742718109            525          8314     SOLE        SOLE
India Power Shares                COM      73935L100            218         11950     SOLE        SOLE
Raytheon Company New              COM      755111507           6779        165879     SOLE        SOLE
Rockwell Automation Inc.          COM      774347108           1566         27971     SOLE        SOLE
Rockwell Collins                  COM      774341101           4405         83498     SOLE        SOLE
Ross Stores Inc                   COM      778296103           2203         27995     SOLE        SOLE
Sara Lee Corp.                    COM      803111103            236         14432     SOLE        SOLE
Schlumberger Limited              COM      806857108          12118        202873     SOLE        SOLE
Sirona                            COM      82966C103            654         15425     SOLE        SOLE
Southern Co                       COM      842587107           1521         35900     SOLE        SOLE
State Street Corp                 COM      857477103           3941        122557     SOLE        SOLE
Stratasys Inc                     COM      862685104           5539        298741     SOLE        SOLE
Syngenta                          COM      87160A100          10968        211455     SOLE        SOLE
Teva Pharmaceutical               COM      881624209           8362        224660     SOLE        SOLE
Tiffany & Co.                     COM      886547108          24230        398396     SOLE        SOLE
VCA Antech Inc                    COM      918194101           7848        491110     SOLE        SOLE
Verizon                           COM      92343V104            856         23270     SOLE        SOLE
Williams Sonoma                   COM      969904101           3706        120350     SOLE        SOLE
Wisdom Tree India                 COM      97717W422            653         35975     SOLE        SOLE
WPP Group PLC                     COM      929309300            577         12536     SOLE        SOLE